Cover	6 Months Ended
Mar. 31, 2026
Cover [Abstract]
Entity Central Index Key	0001517767
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Carlyle Credit Income Fund
Document Period End Date	Mar. 31, 2026
Current Fiscal Year End Date	--09-30